S000005650 [Member] Investment Objectives and Goals - Wilmington U.S. Government Money Market Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to provide current income while maintaining liquidity and stability of principal.